DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
	2022	2021
Project Financing Facility
Balance, beginning of year	$87,168	$28,967
Drawdown	-	60,000
Transaction costs amortized	-	(2,066)
Accretion	3,864	266
Interest expense	6,523	3,437
Interest payments	(7,555)	(3,436)
Debt repayment	(90,000)	-
Balance, end of year	$-	$87,168

Term Facility
Drawdown	$50,000	$-
Transaction costs	(417)	-
Accretion	8	-
Interest expense	354	-
Interest payments	(354)	-
Balance, end of year	$49,591	$-

Total debt	$49,591	$87,168
Less: current portion	(13,393)	-
Long-term debt	$36,198	$87,168